Stock-based compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2016 offering_period shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares		10,600,000
Stock-based compensation expense | $		$ 19.7	$ 10.4	$ 7.5
Tax expense (benefit) relating to stock-based compensation expense | $		$ (3.7)	$ 0.1	$ (2.6)
Univar Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares	2,000,000.0
Weighted average purchase price of shares purchased (usd per share)	95.00%
Number of offering periods | offering_period	2
Shares issued under the plan (in shares) | shares		39,418
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period		10 years
Unrecognized stock-based compensation expense, options | $		$ 3.3
Unrecognized stock-based compensation expense, period		1 year
Expected term		5 years 10 months 24 days	0 years	6 years 2 months 12 days
Weighted-average grant-date fair value, options (usd per share)		$ 8.40		$ 6.78
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		4 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, period		3 months 18 days
Unrecognized stock-based compensation expense, other than options | $		$ 0.5
Weighted-average grant-date fair value (usd per share)		$ 29.92	$ 18.15	$ 27.00
Weighted average grant-date fair value, nonvested (usd per share)		$ 28.56	18.43
Restricted Stock [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		12 months
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, period		10 months 24 days
Unrecognized stock-based compensation expense, other than options | $		$ 7.1
Weighted-average grant-date fair value (usd per share)		$ 29.39
Weighted average grant-date fair value, nonvested (usd per share)		$ 21.77	13.10
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		3 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		4 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		3 years
Expected term		2 years
Weighted average grant-date fair value, nonvested (usd per share)			$ 10.49